Investments in related parties, textual (Details) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	May 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Income / (loss) from Equity Method Investments		$ (5,607)	$ (56,377)	$ (5,133)
Cash dividends from investment in Diana Containerships Inc.		0	96	193
Investments in related parties		3,249	6,014
Stock Issued During Period Value New Issues		77,311
Noncash or Part Noncash Acquisition, Investments Acquired		$ 3,000	$ 0	0
Diana Containerships Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		0.00%	25.73%
Equity Method Investments		$ 0	$ 5,815
Income / (loss) from Equity Method Investments		(5,656)	(56,465)	(4,977)
Equity Method Investment, Other than Temporary Impairment		3,124	17,568	0
Equity Method Investment, Realized Gain (Loss) on Disposal		(757)
Cash dividends from investment in Diana Containerships Inc.		0	96	193
Investments in related parties		$ 3,000
Noncash or Part Noncash Acquisition, Investments Acquired	$ 3,000
Diana Containerships Inc [Member] | Series C Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period Shares New Issues | shares	100
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Preferred Stock Voting Rights		The Series C Preferred Stock will vote with the common shares of Diana Containerships, if any, and each share of the Series C Preferred Stock shall entitle the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of Diana Containerships.
Diana Containerships Inc [Member] | Series C Preferred Stock [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Preferred Stock Number Of Voting Rights	250,000
Noncash or Part Noncash Acquisition, Interest Acquired	49.00%
Diana Wilhelmsen Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Number of vessels under management services		10
Equity Method Investments		$ 249	199
Income / (loss) from Equity Method Investments		$ 49	$ 88	$ (156)